15. RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Reclamation Obligations Tables
Reclamation obligations
	At December 31	At December 31
(in thousands)	2017	2016

Reclamation obligations -by location:
Elliot Lake	$13,368	$12,470
McClean and Midwest Joint Ventures	9,339	8,479
Other	17	16
	$22,724	$20,965

Reclamation obligations -by duration:
Current	$653	$810
Non-current	22,071	20,155
	$22,724	$20,965

Reclamation obligations continuity
(in thousands)	2017	2016

Balance-January 1	$20,965	$19,460
Accretion	999	903
Expenditures incurred	(754)	(502)
Liability adjustments-income statement (note 22)	56	461
Liability adjustments-balance sheet (note 12)	(20)	50
Foreign exchange	1,478	593
Balance-December 31	$22,724	$20,965